STOCKHOLDER RECEIVABLE	12 Months Ended
Dec. 31, 2022
STOCKHOLDER RECEIVABLE
STOCKHOLDER RECEIVABLE

17. STOCKHOLDER RECEIVABLE

At December 31, 2022 and 2021, cash relating to a stockholder receivable of BB Potentials for $1,000, which stockholder receivable became a part of the Company’s outstanding common stock history, upon its acquisition of BB Potentials. The stockholder receivable relates to 42,885 shares of Company common stock.